Equity investments, at FVOCI (Tables)	12 Months Ended
Dec. 31, 2024
Equity investments, at FVOCI
Schedule of equity investments

	2024	2023
	US$’000	US$’000
At beginning of the financial year	—	—
Additions	30,162	—
Fair value gains/(losses)	(7,030)	—
At end of the financial year	23,132	—

	2024	2023
	US$’000	US$’000
Non-current asset
Listed equity security:
- Confidence Petroleum India Ltd	23,132	—